Trade Notes and Accounts Receivable, Net - Aging Analysis for Trade Notes and Accounts Receivable (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 31,941	$ 1,077	$ 31,022
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	34,058		32,795
Gross carrying amount [Member] | Non-overdue [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	30,032		29,596
Gross carrying amount [Member] | Less than 30 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1,280		1,050
Gross carrying amount [Member] | 31-60 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	485		348
Gross carrying amount [Member] | 61-90 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	278		286
Gross carrying amount [Member] | 91-120 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	253		198
Gross carrying amount [Member] | 121-180 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	122		119
Gross carrying amount [Member] | More than 181 days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 1,608		$ 1,198